State Street SPDR Bloomberg Investment Grade Floating Rate ETF Investment Objectives and Goals - State Street SPDR Bloomberg Investment Grade Floating Rate ETF	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	State Street® SPDR® Bloomberg Investment Grade Floating Rate ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR Bloomberg Investment Grade Floating Rate ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the market for U.S. dollar-denominated, investment grade floating rate notes with maturities greater than or equal to one month and less than five years.